Document and Entity Information	Aug. 11, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity File Number	001-40869
Entity Registrant Name	Theseus Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-0712806
Entity Address State Or Province	MA
Entity Address, Address Line One	314 Main Street
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	400-9491
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	THRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001745020
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false